                           AIM DEVELOPING MARKETS FUND
                           AIM GLOBAL HEALTH CARE FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                     Supplement dated September 20, 2005 to
          the Statement of Additional Information dated April 29, 2005 as supplemented July 1, 2005 and July 7, 2005


Information pertaining to Kirk L. Anderson and Bryan A. Unterhalter under the headings "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM GLOBAL HEALTH CARE FUND" and "PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED - AIM GLOBAL HEALTH CARE FUND" on pages G-1, G-4 and G-5 of the Statement of Additional Information is deleted effective September 16, 2005.